Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events		NOTE 18 — SUBSEQUENT EVENTS No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.
CIK0001848000_LAKESHORE ACQUISITION I CORP
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the unaudited condensed consolidated financial statements were issued and identified the following subsequent events that shall be disclosed.

On October 17, 2022, LAAA Merger Corp. (“PubCo”), the Company’s wholly owned subsidiary, filed a Form S-4/A containing amendment No. 2 to the registration statement to address comments LAAA Merger Corp. received from the SEC on August 31, 2022, regarding the registration statement.

On November 4, 2022, the PubCo filed a Form S-4/A containing amendment No. 3 to the registration statement to address the comments LAAA Merger Corp. received from the SEC on November 2, 2022.

The registration statement for the Company’s proposed merger with ProSomnus (as described in Note 1) was declared effective on November 10, 2022. On November 14, 2022, PubCo filed the Definitive Proxy Statement with the SEC with respect to the proposed merger with ProSomnus.

Except for the foregoing, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2022, the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.